Financial Risk Management - Schedule of Financial Assets and Liabilities (Details) - ZAR (R) R in Millions	Jun. 30, 2019	Jun. 30, 2018
Borrowings | Financial liabilities at amortised cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	R 5,915	R 5,614
Other non-current liabilities | Financial liabilities at amortised cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	2	1
Trade and other payables | Financial liabilities at amortised cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	930	769
Restricted cash | Debt instruments at amortised cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	136
Restricted cash | Loans and receivables
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets		115
Restricted investments | Debt instruments at amortised cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	2,045
Restricted investments | Loans and receivables
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets		23
Restricted investments | Financial assets at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	1,256	913
Restricted investments | Held-to-maturity investments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets		2,335
Other non-current assets | Debt instruments at amortised cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	3
Other non-current assets | Loans and receivables
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets		253
Other non-current assets | Equity instruments designated at fair value through OCI
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	59
Other non-current assets | Available-for-sale financial assets
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets		8
Other non-current assets | Financial assets at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	271
Trade and other receivables | Debt instruments at amortised cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	627
Trade and other receivables | Loans and receivables
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets		626
Cash and cash equivalents | Debt instruments at amortised cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	993
Cash and cash equivalents | Loans and receivables
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets		706
Not designated as hedging instrument | Non-current derivative financial instruments | Financial liabilities at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities		10
Not designated as hedging instrument | Current derivative financial instruments | Financial liabilities at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	65	205
Not designated as hedging instrument | Non-current derivative financial instruments | Financial assets at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	173	14
Not designated as hedging instrument | Current derivative financial instruments | Financial assets at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	283	127
Not designated as hedging instrument | Rand gold hedging contracts | Current derivative financial instruments | Financial liabilities at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	61
Not designated as hedging instrument | US$ commodity contracts | Current derivative financial instruments | Financial liabilities at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	2
Not designated as hedging instrument | Foreign exchange hedging contracts | Current derivative financial instruments | Financial liabilities at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	2
Not designated as hedging instrument | Foreign exchange hedging contracts | Non-current derivative financial instruments | Financial assets at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	173
Not designated as hedging instrument | Foreign exchange hedging contracts | Current derivative financial instruments | Financial assets at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	283
Cash flow hedges | Designated as hedging instrument | Non-current derivative financial instruments | Financial liabilities at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	172
Cash flow hedges | Designated as hedging instrument | Current derivative financial instruments | Financial liabilities at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	205
Cash flow hedges | Designated as hedging instrument | Non-current derivative financial instruments | Financial assets at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	24	70
Cash flow hedges | Designated as hedging instrument | Current derivative financial instruments | Financial assets at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	26	R 412
Cash flow hedges | Rand gold hedging contracts | Designated as hedging instrument | Non-current derivative financial instruments | Financial liabilities at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	158
Cash flow hedges | Rand gold hedging contracts | Designated as hedging instrument | Current derivative financial instruments | Financial liabilities at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	164
Cash flow hedges | Rand gold hedging contracts | Designated as hedging instrument | Non-current derivative financial instruments | Financial assets at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	23
Cash flow hedges | Rand gold hedging contracts | Designated as hedging instrument | Current derivative financial instruments | Financial assets at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	22
Cash flow hedges | US$ commodity contracts | Designated as hedging instrument | Non-current derivative financial instruments | Financial liabilities at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	14
Cash flow hedges | US$ commodity contracts | Designated as hedging instrument | Current derivative financial instruments | Financial liabilities at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	41
Cash flow hedges | US$ commodity contracts | Designated as hedging instrument | Non-current derivative financial instruments | Financial assets at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	1
Cash flow hedges | US$ commodity contracts | Designated as hedging instrument | Current derivative financial instruments | Financial assets at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	R 4